Basis of preparation and significant accounting policies (Details)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Vessel, drydock period	5 years
Vessels And Equipment
Property, Plant and Equipment [Line Items]
Historical scrap steel index pricing period (in years)	10 years
Useful life of property, plant and equipment (in years)	25 years